SHARE-BASED COMPENSATION - JD's Share incentive plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 90,703	¥ 163,153	¥ 218,730
JD Employee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 12,127	¥ 9,200	¥ 4,004